UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2009

Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Freestone Capital Management, LLC.
Address:	1191 Second Avenue, Suite 2100
		Seattle, Washington 98101

13F File Number: 028-05975

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Janice Greene
Title:	Chief Compliance Officer
Phone:	206-398-2018
Signature, Place and Date of Signing:

	Janice Greene	 Seattle, Washington	March 31, 2009

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other managers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	13
Form 13F Information Table Entry Total:	105
Form 13F Information Table Value Total:	$134982

List of Other Included Managers: Oak Value;
Westfield; Lazard; Harding; Kalmar; Navellier; Wilson Bennett;
JP Morgan; ICM Asset Management; Alliance Bernstein;
Matrix; Merrill Lynch; Polen Capital

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     8008 161059.000SH      SOLE               161059.000
                                                                38  772.000 SH       DEFINED 13                              772.000
AT&T                           COM              00206r102       48 1893.000 SH       SOLE                 1893.000
                                                               181 7166.000 SH       DEFINED 22 13 24                       7166.000
Accenture Ltd                  COM              G1150G111     6229 226584.000SH      SOLE               226584.000
                                                                37 1332.000 SH       DEFINED 26 22                          1332.000
Adaptec                        COM              00651F108      299 124550.000SH      SOLE               124550.000
Alcoa                          COM              013817101       59 7976.000 SH       SOLE                 7976.000
                                                                45 6150.000 SH       DEFINED 15 23 02                       6150.000
Alleghany                      COM              017175100      481 1777.000 SH       SOLE                 1777.000
Amazon.Com                     COM              023135106      144 1961.000 SH       SOLE                 1961.000
                                                               209 2843.000 SH       DEFINED 26 10                          2843.000
Apollo Group Cl A              COM              037604105       60  768.000 SH       SOLE                  768.000
                                                               161 2053.000 SH       DEFINED 10 03                          2053.000
Arcade Acquisition Corporation COM              038798104      517 66500.000SH       SOLE                66500.000
Atlas Acquisition Holdings     COM              049162100      283 30000.000SH       SOLE                30000.000
Bank Of America                COM              060505104       81 11906.000SH       SOLE                11906.000
                                                                41 6068.000 SH       DEFINED 15 23 02                       6068.000
Berkshire Hathaway Cl B        COM              084670207      477  169.000 SH       SOLE                  169.000
CB Richard Ellis Group         COM              12497T101      314 77840.000SH       SOLE                77840.000
CCA Industries                 COM              124867102      105 36250.000SH       SOLE                36250.000
Chesapeake Energy              COM              165167107     4590 269070.000SH      SOLE               269070.000
Chevron Texaco                 COM              166764100      186 2759.000 SH       SOLE                 2759.000
                                                               241 3588.000 SH       DEFINED 22 10 15 23                    3588.000
Cisco Systems                  COM              17275r102      781 46566.000SH       SOLE                46566.000
                                                               154 9203.000 SH       DEFINED 26 22 15 23                    9203.000
Conocophilips                  COM              20825c104     7154 182691.000SH      SOLE               182691.000
                                                                98 2505.000 SH       DEFINED 22 15 23 02                    2505.000
DST Systems                    COM              233326107     9826 283822.000SH      SOLE               283822.000
Dawson Geophysical Company     COM              239359102      245 18130.000SH       SOLE                18130.000
Dell                           COM              24702r101       90 9474.000 SH       SOLE                 9474.000
                                                                69 7315.000 SH       DEFINED 15 23 02                       7315.000
Dr. Pepper Snapple Group       COM              26138e109     9035 534286.000SH      SOLE               534286.000
Dycom Industries               COM              267475101       80 13800.000SH       SOLE                13800.000
Ebay                           COM              278642103     8401 668895.000SH      SOLE               668895.000
                                                                60 4800.000 SH       DEFINED 15 23 02                       4800.000
Eli Lilly                      COM              532457108      231 6900.000 SH       SOLE                 6900.000
                                                                12  359.000 SH       DEFINED 22                              359.000
Exxon Mobil                    COM              30231g102       57  830.000 SH       SOLE                  830.000
                                                               153 2241.000 SH       DEFINED 22 13                          2241.000
F5 Networks                    COM              315616102      537 25627.000SH       SOLE                25627.000
Federated Investors            COM              314211103      721 32380.000SH       SOLE                32380.000
General Electric               COM              369604103       65 6440.729 SH       SOLE                 6440.729
                                                                37 3690.000 SH       DEFINED 13                             3690.000
Gilead Sciences                COM              375558103       87 1881.000 SH       SOLE                 1881.000
                                                               255 5510.000 SH       DEFINED 26 10 03                       5510.000
Harvest Natural Resources      COM              41754v103      292 86240.000SH       SOLE                86240.000
IBM                            COM              459200101        4   37.225 SH       SOLE                   37.225
                                                               282 2914.000 SH       DEFINED 22 10 03 13                    2914.000
Infospace                      COM              45678t201      249 47931.000SH       SOLE                47931.000
Intel                          COM              458140100      132 8814.424 SH       SOLE                 8814.424
                                                               115 7644.000 SH       DEFINED 22 15 23 02                    7644.000
J P Morgan Chase               COM              46625h100       92 3460.227 SH       SOLE                 3460.227
                                                               151 5683.000 SH       DEFINED 22 15 23 02                    5683.000
Jackson Hewitt Tax Service     COM              468202106     4853 929758.904SH      SOLE               929758.904
Leucadia National              COM              527288104      840 56381.000SH       SOLE                56381.000
Mariner Energy                 COM              56845t305       97 12570.000SH       SOLE                12570.000
MasterCard                     COM              57636q104      204 1219.000 SH       SOLE                 1219.000
                                                               237 1418.000 SH       DEFINED 26 10                          1418.000
McDonalds                      COM              580135101       81 1486.000 SH       SOLE                 1486.000
                                                               166 3041.000 SH       DEFINED 22 10 13                       3041.000
McGraw-Hill                    COM              580645109     4901 214311.509SH      SOLE               214311.509
                                                                80 3482.000 SH       DEFINED 15 23 02                       3482.000
Memc Electronic Materials      COM              552715104      349 21180.000SH       SOLE                21180.000
Microsoft                      COM              594918104     9920 540007.362SH      SOLE               540007.362
                                                               129 7000.000 SH       DEFINED 22 15 23 02                    7000.000
Monster Worldwide              COM              611742107       60 7353.000 SH       SOLE                 7353.000
                                                                52 6400.000 SH       DEFINED 15 23 02                       6400.000
NeuStar                        COM              64126x201     6420 383295.000SH      SOLE               383295.000
                                                                30 1810.000 SH       DEFINED 08                             1810.000
Newmont Mining                 COM              651639106      826 18460.000SH       SOLE                18460.000
Novellus Systems               COM              670008101       77 4609.000 SH       SOLE                 4609.000
                                                                99 5950.000 SH       DEFINED 15 23 02                       5950.000
Oracle                         COM              68389x105      183 10143.000SH       SOLE                10143.000
                                                               239 13252.000SH       DEFINED 26 22 10 03                   13252.000
Pacer International            COM              69373h106      252 72060.000SH       SOLE                72060.000
Pfizer                         COM              717081103      195 14280.591SH       SOLE                14280.591
                                                                50 3648.000 SH       DEFINED 22                             3648.000
Pioneer Natural Resources      COM              723787107     4736 287550.000SH      SOLE               287550.000
Powerwave Technologies         COM              739363109        8 12975.000SH       DEFINED 18                            12975.000
Praxair                        COM              74005P104       37  556.000 SH       SOLE                  556.000
                                                               191 2841.000 SH       DEFINED 10 03                          2841.000
Qualcomm                       COM              747525103      236 6058.000 SH       SOLE                 6058.000
                                                               233 5978.000 SH       DEFINED 26 10 03                       5978.000
SP Acquisition Holdings Inc    COM              78470a104      261 27400.000SH       SOLE                27400.000
Teradata                       COM              88076w103    10486 646478.000SH      SOLE               646478.000
Triplecrown Acquisition Corp   COM              89677g109      265 28250.000SH       SOLE                28250.000
Wal-Mart Stores                COM              931142103      120 2307.000 SH       SOLE                 2307.000
                                                               293 5624.000 SH       DEFINED 22 10 15 23                    5624.000
Allianz ADR                                     018805101      113 13538.0000SH      DEFINED 06 09                        13538.0000
Diageo PLC ADR                                  25243q205     7086 158339.0000SH     SOLE              158339.0000
FNX Mining Company Inc.                         30253r101      190 51760.0000SH      SOLE               51760.0000
Nokia Corp ADR                                  654902204        8 700.0000 SH       SOLE                 700.0000
                                                               190 16288.0000SH      DEFINED 22 06 09 13                  16288.0000
Royal Dutch Shell                               780259206     8633 194865.0000SH     SOLE              194865.0000
                                                                52 1174.0000SH       DEFINED 22 06 09                      1174.0000
Sanofi-Aventis-ADR                              80105n105     8568 306752.0000SH     SOLE              306752.0000
                                                               153 5462.0000SH       DEFINED 22 06 09                      5462.0000
Skillsoft Plc ADR                               830928107       87 13076.0000SH      DEFINED 08 03                        13076.0000
Sumitomo Mitsui Financial Grou                  86562m100       35 10142.0000SH      DEFINED 06 09                        10142.0000
Taiwan Semiconductor                            874039100        1 152.0000 SH       SOLE                 152.0000
                                                               100 11188.0002SH      DEFINED 22 10                        11188.0002
Telefonaltiebolaget LM Ericsso                  294821608       86 10637.0000SH      DEFINED 22 06 09                     10637.0000
Vodafone Group PLC ADR                          92857w209        2 109.0000 SH       SOLE                 109.0000
                                                               175 10039.0000SH      DEFINED 06 09 24                     10039.0000